Annual Total Returns- Transamerica Intermediate Bond (Retail Class) [BarChart] - Retail Class - Transamerica Intermediate Bond - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.94%	7.97%	(1.22%)	5.99%	0.21%	3.21%	4.04%	(0.88%)	8.72%	7.49%